Director
Securities Operations

NYSE Group

07072788

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5894
pmadho@nyse.com

CERTINYS

1-33654

RECD S.E.C.
JUL 2 3 2007
1086

July 23, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FIFTH THIRD CAPITAL TRUST V, % Trust Preferred Securities of Fifth Third Capital Trust V requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 20, 2007. Tentative listing date – Not yet determined.

Sincerely,

[signature]

PROCESSED
AUG 1 0 2007
THOMSON
FINANCIAL

END